TYPE 13F-HR
PERIOD 09/30/03
FILER
    CIK					0001013538
    CCC					4ovhbaq$

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003



Check here if Amendment   [   ]  ;    Amendment Number:
This Amendment   (Check only one.) : [    ]  is a restatement.
						 [  x ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      The Edgar Lomax Company
Address:	6564 Loisdale Court,
		Suite 310
		Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia November 14, 2003

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total:	$ 1,647,415

List of Other Managers Reporting for this Manager:	None


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                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt  Other     Voting Authority
                                                (X$1000)  PRN AMT  PRN  Dscretn  Mngrs  a)Sole b)Shared c)None

ALCOA                           Com 013817101      $6,200   237,010 SH   Sole             127,145       109,865
AMERICAN ELECTRIC POWER         Com 025537101     $44,279 1,475,950 SH   Sole             959,450       516,500
AMERICAN INTERNATIONAL GROUP    Com 026874107     $34,750   602,250 SH   Sole             402,350       199,900
ALLEGHENY TECHNOLOGIES          Com 01741R102      $5,767   880,500 SH   Sole             470,800       409,700
AMERICAN EXPRESS                Com 025816109     $32,135   713,150 SH   Sole             476,225       236,925
BANK OF AMERICA CORP            Com 060505104     $21,578   276,500 SH   Sole             173,800       102,700
BRISTOL-MYERS SQUIBB            Com 110122108     $44,704 1,742,150 SH   Sole           1,132,650       609,500
BURLINGTON NORTHERN             Com 12189T104     $42,036 1,456,050 SH   Sole             946,750       509,300
CATERPILLAR INC DEL             Com 149123101     $64,336   934,575 SH   Sole             638,225       296,350
CIGNA                           Com 125509109      $5,947   133,200 SH   Sole              71,300        61,900
CAMPBELL SOUP CO                Com 134429109      $6,190   233,600 SH   Sole             125,000       108,600
DUPONT                          Com 263534109     $71,890 1,796,801 SH   Sole           1,161,936       634,865
DOW CHEMICAL                    Com 260543103      $6,010   184,700 SH   Sole              98,900        85,800
EASTMAN KODAK                   Com 277461109     $44,821 2,140,440 SH   Sole           1,381,615       758,825
EL PASO CORP                    Com 28336L109      $5,474   749,900 SH   Sole             388,300       361,600
ENTERGY CORP NEW                Com 29364G103     $22,640   418,100 SH   Sole             263,600       154,500
EXELON CORP                     Com 30161N101     $64,780 1,020,162 SH   Sole             667,525       352,637
FORD MTR CO DEL                 Com 345370860      $6,348   589,414 SH   Sole             315,292       274,122
GENERAL DYNAMICS CORP           Com 369550108     $53,801   689,225 SH   Sole             450,325       238,900
GENERAL ELECTRIC                Com 369604103     $87,698 2,941,900 SH   Sole           1,871,825     1,070,075
GENERAL MTRS CORP               Com 370442105     $67,838 1,657,420 SH   Sole           1,116,560       540,860
HALLIBURTON CO                  Com 406216101      $7,110   293,200 SH   Sole             156,900       136,300
HCA INC                         Com 404119109     $22,339   606,050 SH   Sole             404,950       201,100
HARTFORD FINL SVCS              Com 416515104     $40,362   766,900 SH   Sole             512,300       254,600
HEINZ                           Com 423074103     $11,761   343,100 SH   Sole             207,100       136,000
HONEYWELL INTL INC              Com 438516106     $76,782 2,913,940 SH   Sole           1,876,080     1,037,860
INTERNATIONAL PAPER             Com 460146103      $6,110   156,588 SH   Sole              83,700        72,888
J P MORGAN CHASE & CO.          Com 46625H100     $89,169 2,597,403 SH   Sole           1,706,930       890,473
LIMITED BRANDS INC              Com 532716107     $43,962 2,915,250 SH   Sole           1,947,750       967,500
MAY DEPARTMENT STORES           Com 577778103      $5,704   231,600 SH   Sole             124,100       107,500
MCDONALDS CORP                  Com 580135101     $51,080 2,169,920 SH   Sole           1,448,935       720,985
MEDCO HEALTH SOLUTIONS          Com 58405U102      $3,762   145,084 SH   Sole              95,235        49,849
ALTRIA GROUP INC                Com 02209S103     $45,104 1,029,761 SH   Sole             638,633       391,128
MERCK & CO. INC.                Com 589331107     $61,414 1,213,234 SH   Sole             799,614       413,620
NORFOLK SOUTHERN                Com 655844108     $51,605 2,789,450 SH   Sole           1,813,350       976,100
BANK ONE CORP                   Com 06423A103      $6,020   155,750 SH   Sole             104,250        51,500
ROCKWELL AUTOMATION             Com 773903109     $63,394 2,415,000 SH   Sole           1,555,500       859,500
SEARS ROEBUCK & CO.             Com 812387108     $10,005   228,800 SH   Sole             122,500       106,300
SBC COMMUNICATIONS INC          Com 78387G103     $60,438 2,716,298 SH   Sole           1,752,923       963,375
SARA LEE CORP                   Com 803111103     $24,970 1,360,000 SH   Sole             876,200       483,800
SOUTHERN CO.                    Com 842587107     $55,682 1,897,166 SH   Sole           1,241,975       655,191
AT&T CORP  NEW                  Com 001957505     $22,927 1,063,920 SH   Sole             728,605       335,315
US BANCORP DEL  NEW             Com 902973304     $34,630 1,443,504 SH   Sole             930,145       513,359
UNITED TECHNOLOGIES             Com 913017109     $69,112   894,300 SH   Sole             578,300       316,000
VERIZON COMMUNICATIONS          Com 92343V104      $4,736   146,000 SH   Sole              78,000        68,000
WELLS FARGO & CO NEW            Com 949746101     $27,609   536,100 SH   Sole             358,200       177,900
WEYERHAEUSER CORP.              Com 962166104      $6,511   111,400 SH   Sole              59,600        51,800
EXXON MOBIL CORP.               Com 30231G102      $5,895   161,052 SH   Sole              85,644        75,408
                         TOTAL                 $1,647,415



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